Restricted Net Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restricted Net Assets
Percentage of net income from subsidiaries and VIEs incorporated in the PRC to be appropriated to the statutory reserve	10.00%
Limit of statutory reserve fund as a percentage of registered capital, after which allocations to statutory reserve fund are no longer required	50.00%
Appropriation to statutory reserves	¥ 180,976	¥ 91,633	¥ 63,538
Accumulated statutory reserves	336,175	¥ 155,199
Restricted net assets	¥ 3,937,496